ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Components of Accrued Expenses and Other Liabilities

	December 31,
	2024	2023
Payroll and related expenses	$196,940	$200,820
Accrued expenses	157,857	162,953
Government authorities	235,469	162,306
Other	2,843	2,581
	$593,109	$528,660